Concentration	12 Months Ended
Feb. 28, 2026
Risks and Uncertainties [Abstract]
Concentration

17. CONCENTRATION

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables, deposits and other assets, short-term investments, short-term investments under fair value and long-term investments under fair value. The Group places its cash and cash equivalents and investments with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

The Group evaluates its concentrations of the continuing operations are as follows:

(a) Major customers:

For the years ended February 29, 2024, February 28, 2025 and 2026, no customers accounted for 10% or more of total revenues.

As of February 28, 2025 and 2026, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 28,		February 28,
	2025		2026
	RMB	%	RMB	USD	%
Customer A	*	*	611	89	20%
Customer B	*	*	457	67	14%
Customer C	*	*	386	56	12%
Customer D	438	22%	*	*	*
Customer E	274	13%	*	*	*
Total	712	35%	1,454	212	46%

*Represented the percentage below 10%

(b)Major suppliers:

For the years ended February 29, 2024, February 28, 2025 and 2026, the suppliers who accounted for 10% or more of total cost of revenues are presented as follows:

	For the Years Ended
	February 29,		February 28,		February 28,
	2024		2025		2026
	RMB	%	RMB	%	RMB	USD	%
Supplier G	—	—	33,845	17%	33,694	4,913	18%
Total	—	—	33,845	17%	33,694	4,913	18%

*Represented the percentage below 10%

As of February 28, 2025 and 2026, the suppliers who accounted for 10% or more of accounts payable are presented as follows:

	As of
	February 28,		February 28,
	2025		2026
	RMB	%	RMB	USD	%
Supplier G	2,136	57%	945	138	31%
Supplier H	796	21%	*	*	*
Supplier I	—	—	844	123	28%
Total	2,932	78%	1,789	261	59%

*Represented the percentage below 10%